DEBT - Summary of the Components of Debt (Details) - USD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020
Debt Instrument [Line Items]
Less: unamortized discounts and issuance costs(a)	$ (5,793)	$ (7,220)
Total debt, net	9,147	7,720
Less: current portion of debt, net	0	0
Total long-term debt, net	9,147	7,720
Debt issuance costs, net	$ 196	334
7.50% Convertible Senior Note
Debt Instrument [Line Items]
Debt instrument stated percentage	7.50%
Convertible Notes Payable
Debt Instrument [Line Items]
Principal amount of long term debt	$ 14,940	14,940
MidCap Credit Facility
Debt Instrument [Line Items]
MidCap Credit Facility	$ 0	$ 0